CONTRIBUTED EQUITY - SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE (Details) (Parenthetical)								1 Months Ended
	Jul. 17, 2021 $ / shares	Mar. 10, 2021 shares	Feb. 04, 2021 shares	Jan. 25, 2021 shares	Jul. 21, 2020 shares	Jul. 21, 2020 shares	Jul. 17, 2020 $ / shares shares	Dec. 21, 2020 $ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Options exercise price | $ / shares									$ 0.008	$ 0.008
Number of ordinary shares issued				750,000,000
Underwriters [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares description		On March 10, 2021, the Company issued 2,500,000 new ordinary shares at the exercise of 2,500,000 options issued on October 30, 2019, at $0.008 (0.8 cents) per option, expiring October 29, 2022 to various underwriters.	On February 4, 2021 the Company issued 2,500,000 new ordinary shares at the exercise of 2,500,000 options issued on March 5, 2020, at $0.008 (0.8 cents) per option, expiring March 5, 2023 to various underwriters.
Options issued		2,500,000	2,500,000
Number of ordinary shares issued		2,500,000	2,500,000
Investors One [Member]
IfrsStatementLineItems [Line Items]
Options issued						365,000,000
Investors Two [Member]
IfrsStatementLineItems [Line Items]
Options issued						250,000,000
Offering One [Member] | HC Wainwright and Co [Member]
IfrsStatementLineItems [Line Items]
Options issued						156,000,000
Offering Two [Member] | HC Wainwright and Co [Member]
IfrsStatementLineItems [Line Items]
Options issued						39,975,000
Options one [Member]
IfrsStatementLineItems [Line Items]
Options issued								12,850,000
Options exercise price | $ / shares								$ 0.008
Options expire date								Dec. 01, 2023
Class A Performance Rights [Member] | Mr.Nick Burrows [Member]
IfrsStatementLineItems [Line Items]
Options issued								5,000,000
Class A Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Options issued								7,500,000
Class A Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Options issued								7,500,000
Class A Performance Rights [Member] | Dr Lindsay Wakefield [Member]
IfrsStatementLineItems [Line Items]
Options issued								5,000,000
Class B Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Options issued								25,000,000
Class B Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Options issued								25,000,000
Class C Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
IfrsStatementLineItems [Line Items]
Options issued								25,000,000
Class C Performance Rights [Member] | Mr Peter Rubinstein [Member]
IfrsStatementLineItems [Line Items]
Options issued								25,000,000
Non-adjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares description					the Company closed a registered direct offering of 1,025,000 American Depositary Shares (“ADSs”), each representing six hundred (600) of the Company’s ordinary shares, at the purchase price of United States Dollars (US$) US$5.00 per ADS – or in Australian Dollars $0.012 per ordinary share. H.C Wainwright & Co acted as the placement agent for this offering. Against the offering, the Company issued 365,000,000 shares to several US institutional investors pursuant to Listing Rule 7.1. The Company issued 250,000,000 shares to several US institutional investors pursuant to Listing Rule 7.1A. The Company issued 156,000,000 warrants exercisable at US$0.004166 and 39,975,000 warrants exercisable at US$0.00104 each (unless exercised using the Cashless Exercise), both expiring December 21, 2025 to H.C. Wainwright & Co, which formed part of cost of raising capital which were approved at the AGM held on 10 December 2020.		On July 17, 2020, the Company issued 18,500,000 new ordinary shares at the exercise of 18,500,000 options issued on October 30, 2019, at $0.008 (0.8 cents) per option, expiring October 29, 2022 to various underwriters.
Number of options shares issued							18,500,000
Options shares converted into ordinary shares							18,500,000
Options exercisable price | $ / shares							$ 0.008
Proceeds for offering					1,025,000
Non-adjusting Events After Reporting Period [Member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Ordinary shares description							On July 17, 2020, the Company issued 114,447,000 new ordinary shares at the exercise of 166,066,050 warrants issued on 16 July, 2019, at no cash consideration and exercisable at United States Dollars (US$) 0.0053 that were issued to underwriters along with capital raised in May 2019.
Warrant shares converted into ordinary shares							114,447,000
Number of shares issued for warrants							166,066,050
Warrant exercise price | $ / shares	$ 0.0053